Statements of Cash Flows (USD $)	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Operating Activities
Net (Loss)	$ (8,893)	$ (16,678)
Expenses Paid by a Related Party	8,893	11,678
Shares Issued for Services	0	5,000
Net Cash (Used) by Operating Activities	0	0
Financing Activities	0	0
Cash, End of Period	0	0
Non-Cash Activities:
Common Stock Issued for Services	$ 0	$ 5,000